Share capital - Additional information (Details) - shares	1 Months Ended	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)		516,487
Restricted share units (RSU)
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	516,487	741,600